Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			6 Months Ended		9 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	0	1,166,927	2,422,512			0	2,018,760
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 0	$ 126.15	$ 94.35	$ 0	$ 94.35